Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Finished goods	$ 41,365	$ 24,782
Work in process	25,090	31,185
Raw materials	27,731	15,920
Inventory, Net	$ 94,186	$ 71,887